Shareholders' Deficit - Additional Information (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred stock shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Common Stock [Member]
Class of Stock [Line Items]
Percentage of sum of ordinary shares issued and outstanding	20.00%	20.00%
Common Class A [Member]
Class of Stock [Line Items]
Common stock shares authorized	500,000,000	500,000,000	500,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	one	one
Common stock shares issued	0	0	0
Common stock shares outstanding	0	0	0
Temporary equity shares outstanding	4,646,574	30,945,072	30,945,072
Common Class B [Member]
Class of Stock [Line Items]
Common stock shares authorized	50,000,000	50,000,000	50,000,000
Common stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, voting rights	one	one
Common stock shares issued	7,736,268	7,736,268	7,736,268
Common stock shares outstanding	7,736,268	7,736,268	7,736,268	8,625,000
Common stock, conversion basis	one-for-one basis	one-for-one basis